PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Diversified REITs 3.2%
Essential Properties Realty Trust, Inc.	401,232	$11,976,775
Health Care REITs 21.0%
American Healthcare REIT, Inc.	338,603	17,658,147
Janus Living, Inc. (Class A Stock)	278,200	7,995,468
National Healthcare Properties, Inc.*	398,682	5,840,691
Welltower, Inc.	211,624	48,032,299
		79,526,605
Hotel & Resort REITs 2.4%
Host Hotels & Resorts, Inc.	164,947	3,910,893
Sunstone Hotel Investors, Inc.	459,433	5,260,508
		9,171,401
Industrial REITs 14.7%
Americold Realty Trust, Inc.	641,186	10,079,444
First Industrial Realty Trust, Inc.	193,383	11,856,312
LXP Industrial Trust	18,554	999,689
Prologis, Inc.	241,549	32,722,643
		55,658,088
Office REITs 2.5%
BXP, Inc.	140,377	9,308,399
Residential REITs 9.1%
AvalonBay Communities, Inc.	6,265	1,182,143
Equity Residential	202,922	13,784,492
Independence Realty Trust, Inc.	639,795	10,678,179
Mid-America Apartment Communities, Inc.	32,813	4,559,038
UDR, Inc.	104,685	4,179,025
		34,382,877
Retail REITs 23.0%
Agree Realty Corp.	163,345	12,371,750
Brixmor Property Group, Inc.	230,187	7,257,796
Curbline Properties Corp.	311,151	9,458,990
FrontView REIT, Inc.	228,882	4,630,283
NETSTREIT Corp.	255,247	5,393,369
NNN REIT, Inc.	160,573	7,471,462
Realty Income Corp.	63,584	3,939,665
Regency Centers Corp.	164,586	13,124,088
Simon Property Group, Inc.	103,313	23,105,952
		86,753,355
Specialized REITs 22.3%
CubeSmart	386	15,351
Digital Realty Trust, Inc.	118,084	21,205,525
Equinix, Inc.	25,453	26,531,953
Extra Space Storage, Inc.	117,952	17,138,426

PGIM US Real Estate Fund

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	115,992	$14,650,949
Smartstop Self Storage REIT, Inc.	144,515	4,696,737
		84,238,941

Total Long-Term Investments (cost $306,001,067)		371,016,441

Short-Term Investment 1.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $6,445,657)(wb)	6,445,657	6,445,657

TOTAL INVESTMENTS 99.9% (cost $312,446,724)		377,462,098
Other assets in excess of liabilities 0.1%		550,964

Net Assets 100.0%		$378,013,062

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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